Organization and Business of Companies (Details 1)	12 Months Ended
Dec. 31, 2015
Kasino Fortune [Member] | Sang Heng [Member]
Organization And Basis Of Presentation [Line Items]
VIP Gaming Promotion Entities	Sang Heng Gaming Promotion Company Limited ( Sang Heng )	[1]
Date Formed	Mar. 28, 2007	[1]
Location	Star World Hotel and Casino Downtown Macau	[1]
Subsidiary holds 100% of Profit Interest	100.00%	[1]
Effective date of profit interest agreement	Feb. 02, 2010	[1]
Billion Boom [Member] | Kings Gaming [Member]
Organization And Basis Of Presentation [Line Items]
VIP Gaming Promotion Entities	King’s Gaming Promotion Ltd. ( King's Gaming )	[1]
Date Formed	Apr. 15, 2008	[1]
Location	Sands Cotai Central Cotai, Macau	[1]
Subsidiary holds 100% of Profit Interest	100.00%	[1]
Effective date of profit interest agreement	Nov. 10, 2010	[1]
Super Number [Member] | Sang Lung [Member]
Organization And Basis Of Presentation [Line Items]
VIP Gaming Promotion Entities	Sang Lung Gaming Promotion Company Limited ( Sang Lung )	[1]
Date Formed	Mar. 28, 2011	[1]
Location	Galaxy Macau Resort, Macau	[1]
Subsidiary holds 100% of Profit Interest	100.00%	[1]
Effective date of profit interest agreement	May 15, 2011	[1]
Jubilee Dynasty [Member] | Bao Li [Member]
Organization And Basis Of Presentation [Line Items]
VIP Gaming Promotion Entities	Bao Li Gaming Promotion Ltd. ( Bao Li )	[1]
Date Formed	Nov. 03, 2009	[1]
Location	City of Dreams Hotel & Casino Cotai, Macau	[1]
Subsidiary holds 100% of Profit Interest	100.00%	[1]
Effective date of profit interest agreement	Sep. 01, 2012	[1]
Frontier Champion [Member] | Mr Lam ChouIn [Member]
Organization And Basis Of Presentation [Line Items]
VIP Gaming Promotion Entities	Mr. Lam Chou In (Collaborator)	[2]
Location	Le Royal Arc Casino Downtown, Macau	[2]
Subsidiary holds 100% of Profit Interest	100.00%	[2]
Effective date of profit interest agreement	Jul. 01, 2013	[2]
Sino Hero and Yuwang [Member] | Mr Lou Kan Kuong [Member]
Organization And Basis Of Presentation [Line Items]
VIP Gaming Promotion Entities	Mr. Lou Kan Kuong (Crown Australia Junket Operator)	[3]
Location	Crown Perth Casino in Perth, Australia and Crown Melbourne Casino in Melbourne, Australia	[3]
Subsidiary holds 100% of Profit Interest	100.00%	[3]
Effective date of profit interest agreement	May 16, 2015	[3]

[1]	This is a Promoter Company in Macau.
[2]	According to Macau laws, a collaborator needs to enter into an agreement with a licensed gaming promoter and register with the Gaming Inspection and Coordination Bureau of the Macau SAR.
[3]	On May 15, 2015, the Company entered into agreements to acquire all of the profit interests of Mr. Lou Kan Kuong (“Mr. Lou” or the “Crown Australia Junket Operator”) promotion activities at the Crown Perth Casino in Perth, Australia and at the Crown Melbourne Casino in Melbourne, Australia with the consideration of $200 in total. Mr. Lou, who is currently an officer of Iao Kun, entered into agreements to act as a junket operator for the above two casinos on June 24, 2013. The profit interests were acquired as an asset purchase for the historical costs of establishing the agreements between Mr. Lou and Australian casinos as a related party transaction. The Company entered into the agreement to expand to overseas markets for its existing agent network in Macau.